Intangible Assets - Estimated Remaining Weighted Average Amortization Periods for Definite Lived Intangible Assets (Detail) - Remaining weighted average [member]	12 Months Ended
Mar. 31, 2022
Customer contracts [member]
Disclosure of detailed information about intangible assets [line items]
Estimated remaining weighted average amortization periods	9 months
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Estimated remaining weighted average amortization periods	167 months
Technology [member]
Disclosure of detailed information about intangible assets [line items]
Estimated remaining weighted average amortization periods	34 months
Software [member]
Disclosure of detailed information about intangible assets [line items]
Estimated remaining weighted average amortization periods	16 months